EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE
NOTE 12:- EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share:

	Year ended December 31,
	2010	2011	2012
Net income	$452,826	$543,966	$620,000

Weighted average ordinary shares outstanding (in thousands)	208,106	206,917	203,918

Dilutive effect:
Employee stock options and RSUs (in thousands)	4,827	7,005	5,252

Diluted weighted average ordinary shares outstanding (in thousands)	212,933	213,922	209,170

Basic earnings per ordinary share	$2.18	$2.63	$3.04

Diluted earnings per ordinary share	$2.13	$2.54	$2.96